Shareholder Report, Average Annual Return (Details) DFAI_The United Kingdom Small Company Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The United Kingdom Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The United Kingdom Small Company Series
Average Annual Return, Percent	13.63%	10.68%	4.54%
MSCI United Kingdom Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index (net div.)
Average Annual Return, Percent	26.59%	16.95%	6.60%
MSCI United Kingdom Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (net div.)
Average Annual Return, Percent	16.42%	7.85%	3.46%